THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 36.7%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 29.2%
FHLMC
5.500%, 06/01/41	$3,224	$3,390
5.000%, 01/01/53	1,650,076	1,657,178
4.500%, 05/01/48 to 07/01/52	788,016	795,220
4.000%, 08/01/44 to 09/01/48	103,687	102,022
3.500%, 08/01/30 to 11/01/48	3,126,253	2,995,642
3.000%, 01/01/47 to 12/01/47	2,260,526	2,095,145
2.500%, 10/01/31 to 11/01/51	3,528,278	3,137,965
2.000%, 07/01/50 to 05/01/52	7,606,205	6,443,583

FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/31	295,000	251,611

FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	260,000	240,528

FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	910,000	870,559

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	6,899	7,280

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	18,956	18,996

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	36,678	34,234

FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39 (A)	14,919	14,769

FHLMC, Ser 2017-356
3.000%, 09/15/47	151,524	141,170

FNMA
6.000%, 09/01/39	653	690
5.500%, 04/01/36 to 07/01/40	133,464	136,029
5.000%, 02/01/31 to 12/01/52	871,604	894,669
4.500%, 04/01/35 to 06/01/52	896,943	905,391
4.000%, 06/01/42 to 05/01/52	4,850,858	4,767,799
3.500%, 07/01/30 to 04/01/52	4,274,648	4,098,093
3.040%, 01/01/28	165,000	157,794
3.000%, 12/01/31 to 12/01/51	10,886,033	10,170,015
2.500%, 06/01/50 to 04/01/52	9,954,488	8,866,557

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
2.000%, 05/01/36 to 12/01/51	$17,314,576	$14,768,107
1.850%, 09/01/35	277,166	238,656

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,372	1,376

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	3,605	3,637

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	18,813	20,433

FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	411,672	377,371

GNMA
5.500%, 07/20/43 to 09/20/43	3,765	3,955
4.690%, 06/20/62 (B)	360	353
4.537%, 01/20/67 (B)	48,637	48,634
4.500%, 03/15/42	44,217	44,832
3.000%, 04/20/45 to 04/20/50	975,507	903,572
2.500%, 04/20/51 to 11/20/51	1,883,362	1,671,818

GNMA TBA
4.000%, 02/15/45	1,059,000	1,028,057
3.500%, 02/19/45	889,000	840,503

GNMA, Ser 2010-H14, Cl BI, IO
1.401%, 07/20/60 (B) (C)	1,554	143

GNMA, Ser 2017-H16, Cl PT
4.767%, 05/20/66 (B)	172	172

UMBS TBA
5.000%, 02/15/53	568,000	570,086
4.500%, 02/15/53	4,264,346	4,211,042
4.000%, 02/15/53	1,172,997	1,132,675
3.500%, 02/15/53	1,040,000	975,262
2.500%, 02/15/38 to 02/15/53	4,764,253	4,277,052
2.000%, 02/15/38	1,504,000	1,366,701

		81,290,766

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.5%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (D)	331,081	320,321

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
5.609%, ICE LIBOR USD 1 Month + 1.150%, 04/15/34 (B) (D)	$585,000	$541,195
Arbor Multifamily Mortgage Securities Trust, Ser 2021- MF2, Cl B
2.560%, 06/15/54 (B) (D)	360,000	270,716
BANK, Ser 2022-BNK40, Cl A4
3.394%, 03/15/64 (B)	340,000	309,887
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
5.061%, ICE LIBOR USD 1 Month + 0.555%, 01/25/35 (B) (D)	44,654	44,544
BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	340,000	291,127
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/35 (D)	555,876	527,375
Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/54	635,000	543,641
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55	525,000	479,814
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.445%, 05/15/55 (B)	445,000	416,505
BMO Mortgage Trust, Ser 2022-C3, Cl AS
5.326%, 09/15/54 (B)	410,000	414,775
BPR Trust, Ser 2022-OANA, Cl A
6.376%, TSFR1M + 1.898%, 04/15/37 (B) (D)	630,000	620,535
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/35 (D)	750,000	670,202
BX Mortgage Trust, Ser 2022-MVRK, Cl B
6.399%, TSFR1M + 1.916%, 03/15/39 (B) (D)	950,000	928,310
BX Trust, Ser 2022-PSB, Cl A
6.929%, TSFR1M + 2.451%, 08/15/39 (B) (D)	98,856	99,011
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
6.313%, ICE LIBOR USD 1 Month + 1.854%, 11/15/31 (B) (D)	17,985	17,520

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/61 (B) (D)	$815,389	$728,822
CIM Trust, Ser 2022-R2, Cl A1
3.750%, 12/25/61 (B) (D)	482,811	460,509
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/48	348,470	340,711
COMM Mortgage Trust, Ser 2015-CR26, Cl C
4.467%, 10/10/48 (B)	715,000	654,879
Commercial Mortgage Trust, Ser 2022-LPFL, Cl B
6.374%, TSFR1M + 1.896%, 03/15/39 (B) (D)	195,000	189,145
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/48	109,031	105,003
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl ASB
3.448%, 08/15/48	282,811	276,292
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl ASB
3.314%, 11/15/49	394,701	382,832
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/49 (B)	430,000	411,650
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (B) (D)	733,232	643,532
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (D)	610,000	556,722
CSMC, Ser 2021-NQM8, Cl A1
1.841%, 10/25/66 (B) (D)	807,500	707,008
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (D)	300,000	290,211
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/34 (B) (D)	450,000	427,141
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
5.559%, ICE LIBOR USD 1 Month + 1.100%, 10/15/38 (B) (D)	454,991	441,321
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	31,488	29,954

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Finance of America Structured Securities Trust, Ser 2021-S2
1.750%, 09/25/51	$941,621	$874,810
FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.623%, 07/25/46 (B) (D)	25,000	24,752
FWD Securitization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/49 (B) (D)	45,441	42,353
GPMT, Ser 2021-FL3, Cl A
5.720%, ICE LIBOR USD 1 Month + 1.250%, 07/16/35 (B) (D)	295,168	291,474
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/45	535,000	526,683
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/47	825,000	796,884
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (B)	330,000	307,064
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/31 (B) (D)	145,000	144,697
JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/51 (B) (D)	1,088,218	908,450
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (B) (D)	427,828	397,726
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.328%, 05/15/48 (B)	210,000	192,559
Morgan Stanley Capital I Trust, Ser 2022-L8, Cl AS
3.795%, 04/15/55 (B)	405,000	357,212
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (B) (D)	380,000	349,085
OBX Trust, Ser 2020-EXP3, Cl 2A1A
5.406%, ICE LIBOR USD 1 Month + 0.900%, 01/25/60 (B) (D)	5,774	5,759

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.986%, 10/25/48 (B) (D)	$693,811	$668,152
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (B) (D)	27,121	26,135
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/59 (B) (D)	87,988	82,012
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (B) (D)	99,556	94,279
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl A3
3.301%, 10/15/50	273,308	256,355
UBS Commercial Mortgage Trust, Ser 2017-C7, Cl A3
3.418%, 12/15/50	269,280	252,706
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55 (B)	575,000	541,404
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.371%, 03/15/48 (B)	50,000	49,654
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (B)	425,000	399,551

		20,730,966

TOTAL MORTGAGE-BACKED SECURITIES (Cost $108,687,977)		102,021,732

CORPORATE OBLIGATIONS — 29.3%

COMMUNICATION SERVICES — 3.7%
AT&T
6.000%, 11/15/34	20,000	21,215
3.550%, 09/15/55	995,000	728,024
3.500%, 06/01/41	505,000	405,424
1.700%, 03/25/26	820,000	752,610
Cox Communications
4.800%, 02/01/35 (D)	710,000	657,040

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Paramount Global
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.999%, 03/30/62 (B)	$880,000	$767,774
6.250%, ICE LIBOR USD 3 Month + 3.899%, 02/28/57 (B)	225,000	194,906
5.900%, 10/15/40	455,000	422,150
Sprint
7.875%, 09/15/23	515,000	522,660
Sprint Spectrum
5.152%, 03/20/28 (D)	1,710,000	1,707,031
Time Warner Cable
5.875%, 11/15/40	790,000	739,966
T-Mobile USA
4.500%, 04/15/50	590,000	521,042
Verizon Communications
5.250%, 03/16/37	760,000	781,064
4.016%, 12/03/29	251,000	240,651
3.550%, 03/22/51	255,000	197,743
Warnermedia Holdings
5.141%, 03/15/52 (D)	1,815,000	1,507,467

		10,166,767

CONSUMER DISCRETIONARY — 0.6%
Lowe’s
5.625%, 04/15/53	370,000	381,865
Resorts World Las Vegas
4.625%, 04/06/31 (D)	670,000	517,865
Volkswagen Group of America Finance
1.250%, 11/24/25 (D)	905,000	818,070

		1,717,800

CONSUMER STAPLES — 1.2%
Altria Group
10.200%, 02/06/39	40,000	55,006
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	845,000	824,789
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	585,000	612,592
BAT Capital
4.390%, 08/15/37	670,000	550,396
3.557%, 08/15/27	370,000	345,262

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Constellation Brands
4.400%, 11/15/25	$265,000	$262,647
JBS USA LUX
6.500%, 12/01/52 (D)	575,000	587,357
Reynolds American
8.125%, 05/01/40	45,000	51,439
7.250%, 06/15/37	220,000	238,627

		3,528,115

ENERGY — 4.3%
Cheniere Corpus Christi Holdings
3.700%, 11/15/29	883,000	829,225
Continental Resources
2.268%, 11/15/26 (D)	1,135,000	1,008,822
Devon Energy
7.875%, 09/30/31	195,000	228,538
5.600%, 07/15/41	405,000	401,364
Diamondback Energy
6.250%, 03/15/33	915,000	973,799
Energy Transfer
5.250%, 04/15/29	1,110,000	1,120,382
Enterprise Products Operating
5.350%, 01/31/33	585,000	608,038
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (D)	604,933	561,023
Hess
6.000%, 01/15/40	740,000	772,454
Hilcorp Energy I
6.250%, 04/15/32 (D)	1,127,000	1,040,269
Kinder Morgan
5.200%, 06/01/33	560,000	558,031
MPLX
4.950%, 03/14/52	805,000	713,464
4.800%, 02/15/29	280,000	277,494
Sabine Pass Liquefaction
5.000%, 03/15/27	955,000	956,764
Saudi Arabian Oil
1.625%, 11/24/25 (D)	590,000	543,779
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	157,345
2.900%, 03/01/30 (D)	690,000	601,500

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Tullow Oil
10.250%, 05/15/26 (D)	$510,000	$439,875

		11,792,166

FINANCIALS — 10.7%
Athene Global Funding
2.950%, 11/12/26 (D)	600,000	546,715
Athene Holding
4.125%, 01/12/28	875,000	833,818
Banco Santander
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/27 (B)	400,000	351,261
Bank of America
4.571%, U.S. SOFR + 1.830%, 04/27/33 (B)	1,320,000	1,275,476
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/26 (B)	840,000	811,121
2.572%, U.S. SOFR + 1.210%, 10/20/32 (B)	845,000	698,686
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%, (B) (E)	870,000	844,909
Barclays
4.375%, 01/12/26	830,000	813,245
Blackstone Secured Lending Fund
3.625%, 01/15/26	590,000	550,168
BPCE MTN
5.975%, U.S. SOFR + 2.100%, 01/18/27 (B) (D)	950,000	962,049
Cantor Fitzgerald
4.500%, 04/14/27 (D)	775,000	728,403
CI Financial
4.100%, 06/15/51	600,000	378,908
3.200%, 12/17/30	895,000	699,839
Citigroup
8.125%, 07/15/39	415,000	549,759
5.610%, U.S. SOFR + 1.546%, 09/29/26 (B)	480,000	487,706
2.561%, U.S. SOFR + 1.167%, 05/01/32 (B)	820,000	682,879
Citigroup Capital III
7.625%, 12/01/36	15,000	16,606
Cooperatieve Rabobank UA
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/33 (B) (D)	625,000	559,932
Danske Bank
6.466%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/09/26 (B) (D)	670,000	680,263

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
F&G Global Funding
1.750%, 06/30/26 (D)	$475,000	$429,448
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/54 (B) (D)	615,000	580,047
Finance of America Funding
7.875%, 11/15/25 (D)	1,245,000	765,023
Goldman Sachs Group
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/25 (B)	700,000	678,300
3.102%, U.S. SOFR + 1.410%, 02/24/33 (B)	915,000	784,120
Intesa Sanpaolo
4.198%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.600%, 06/01/32 (B) (D)	650,000	517,178
Jackson Financial
3.125%, 11/23/31	800,000	652,402
JPMorgan Chase
1.045%, U.S. SOFR + 0.800%, 11/19/26 (B)	760,000	680,244
Massachusetts Mutual Life Insurance
3.375%, 04/15/50 (D)	700,000	535,888
Mercury General
4.400%, 03/15/27	819,000	784,199
Midcap Financial Issuer Trust
5.625%, 01/15/30 (D)	775,000	625,813
Mitsubishi UFJ Financial Group
5.063%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 09/12/25 (B)	940,000	938,851
Morgan Stanley
5.948%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.430%, 01/19/38 (B)	355,000	362,783
1.593%, U.S. SOFR + 0.879%, 05/04/27 (B)	525,000	471,455
Morgan Stanley MTN
2.511%, U.S. SOFR + 1.200%, 10/20/32 (B)	795,000	656,556
Mutual of Omaha Insurance
4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/54 (B) (D)	73,000	70,030
NatWest Group
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/26 (B)	735,000	777,502
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/27 (B)	475,000	422,223
Ohio National Financial Services
5.800%, 01/24/30 (D)	590,000	561,348

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Principal Life Global Funding II
2.250%, 11/21/24 (D)	$990,000	$942,203
Prospect Capital
3.706%, 01/22/26	290,000	264,230
Societe Generale
3.625%, 03/01/41 (D)	435,000	308,031
Societe Generale MTN
7.367%, 01/10/53 (D)	400,000	433,765
2.625%, 01/22/25 (D)	720,000	683,403
SVB Financial Group
4.700%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.064%, (B) (E)	885,000	677,025
Toronto-Dominion Bank MTN
4.456%, 06/08/32	705,000	691,992
Validus Holdings
8.875%, 01/26/40	115,000	146,903
Wells Fargo
5.292%, ICE LIBOR USD 3 Month + 0.500%, 01/15/27 (B)	735,000	694,595
Wells Fargo MTN
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/27 (B)	720,000	681,472
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/35 (B)	580,000	455,572

		29,744,344

HEALTH CARE — 2.0%
AbbVie
4.250%, 11/21/49	315,000	281,976
Advocate Health & Hospitals
2.211%, 06/15/30	395,000	333,994
Amgen
6.375%, 06/01/37	535,000	591,169
Bayer US Finance
3.375%, 10/08/24 (D)	30,000	29,195
Bayer US Finance II
4.700%, 07/15/64 (D)	765,000	646,431
Bon Secours Mercy Health
3.464%, 06/01/30	220,000	203,118
2.095%, 06/01/31	440,000	353,752
Cigna
4.800%, 08/15/38	379,000	371,051

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Royalty Pharma
1.200%, 09/02/25	$300,000	$272,116
Takeda Pharmaceutical
5.000%, 11/26/28	750,000	762,054
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/23	1,055,000	1,040,926
UnitedHealth Group
5.875%, 02/15/53	610,000	698,450

		5,584,232

INDUSTRIALS — 1.6%
AerCap Ireland Capital DAC
3.000%, 10/29/28	485,000	427,548
Boeing
2.196%, 02/04/26	735,000	679,528
CoStar Group
2.800%, 07/15/30 (D)	765,000	646,405
Raytheon Technologies
3.950%, 08/16/25	595,000	587,106
Regal Rexnord
6.050%, 02/15/26 (D)	960,000	975,575
Triton Container International
2.050%, 04/15/26 (D)	450,000	398,821
United Airlines
4.375%, 04/15/26 (D)	615,000	583,841

		4,298,824

INFORMATION TECHNOLOGY — 1.9%
Broadcom
4.926%, 05/15/37 (D)	327,000	300,141
3.419%, 04/15/33 (D)	364,000	305,377
Kyndryl Holdings
2.050%, 10/15/26	675,000	581,961
Marvell Technology
1.650%, 04/15/26	767,000	690,583
Oracle
6.900%, 11/09/52	525,000	607,289
3.800%, 11/15/37	990,000	832,087
3.600%, 04/01/40	650,000	515,017
TSMC Arizona
1.750%, 10/25/26	750,000	678,924

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Vontier
2.950%, 04/01/31	$285,000	$220,747
1.800%, 04/01/26	330,000	286,608

		5,018,734

MATERIALS — 0.9%
Celanese US Holdings
6.379%, 07/15/32	620,000	624,559
6.330%, 07/15/29	530,000	537,488
6.050%, 03/15/25	1,460,000	1,471,211

		2,633,258

REAL ESTATE — 0.9%
Essential Properties
2.950%, 07/15/31	760,000	577,264
Sabra Health Care
3.900%, 10/15/29	585,000	500,165
Scentre Group Trust 2
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/80 (B) (D)	960,000	895,798
Simon Property Group
2.450%, 09/13/29	590,000	511,912

		2,485,139

UTILITIES — 1.5%
Enel Finance International
6.800%, 10/14/25 (D)	420,000	435,217
Oncor Electric Delivery
2.750%, 05/15/30	815,000	728,249
Pacific Gas and Electric
2.100%, 08/01/27	1,035,000	908,061
1.700%, 11/15/23	835,000	813,311
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34 (D)	1,165,000	1,131,339
Vistra Operations
4.300%, 07/15/29 (D)	415,000	383,643

		4,399,820

TOTAL CORPORATE OBLIGATIONS (Cost $90,194,395)		81,369,199

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — 27.7%

	Face Amount	Value
U.S. Treasury Bills
4.159%, 02/09/23 (F)	$11,185,000	$11,174,573
U.S. Treasury Bonds
4.000%, 11/15/42 to 11/15/52	11,105,000	11,666,792
3.000%, 08/15/52	7,645,000	6,764,630
2.375%, 02/15/42	8,025,000	6,492,100
1.750%, 08/15/41	5,575,000	4,061,475
U.S. Treasury Notes
4.375%, 10/31/24	650,000	650,254
4.250%, 10/15/25	2,660,000	2,680,262
4.125%, 01/31/25 to 11/15/32	14,365,000	14,674,798
3.875%, 01/15/26 to 11/30/29	9,720,000	9,848,128
3.500%, 01/31/28 to 01/31/30	2,825,000	2,813,821
3.250%, 06/30/29	2,275,000	2,230,566
2.375%, 03/31/29	4,195,000	3,912,985

TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,498,889)		76,970,384

ASSET-BACKED SECURITIES — 8.2%

AccessLex Institute, Ser 2007-A, Cl A3
5.057%, ICE LIBOR USD 3 Month + 0.300%, 05/25/36 (B)	274,291	266,378
Affirm Asset Securitization Trust, Ser 2022-A, Cl A
4.300%, 05/17/27 (D)	380,000	366,521
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (D)	100,004	96,864
CARS-DB5 LP, Ser 2021-1A, Cl A2
2.280%, 08/15/51 (D)	599,375	477,984
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/27	475,000	464,943
College Avenue Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (D)	280,000	241,848
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/51 (D)	310,000	278,694
DLLST, Ser 2022-1A, Cl A3
3.400%, 01/21/25 (D)	300,000	293,937
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/34 (D)	261,000	253,352
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/34 (D)	340,000	320,544

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/34 (D)	$600,000	$563,831
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (D)	460,000	452,299
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/26 (D)	285,000	266,158
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/27 (D)	322,996	313,374
Goodgreen Trust, Ser 2021-1A, Cl A
2.660%, 10/15/56 (D)	276,249	229,488
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/26 (D)	520,000	483,643
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (D)	475,000	449,439
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (D)	64,699	61,449
HIN Timeshare Trust, Ser 2020-A, Cl A
1.390%, 10/09/39 (D)	448,990	412,942
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/51 (D)	310,000	274,481
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/16/26	330,000	316,252
JPMorgan Chase, Ser 2020-2, Cl B
0.840%, 02/25/28 (D)	110,523	108,034
JPMorgan Chase, Ser 2021-2, Cl B
0.889%, 12/26/28 (D)	233,585	224,623
JPMorgan Chase, Ser 2021-3, Cl B
0.760%, 02/26/29 (D)	118,630	112,684
LoanCore Issuer, Ser 2021-CRE6, Cl A
5.759%, ICE LIBOR USD 1 Month + 1.300%, 11/15/38 (B) (D)	610,000	584,175
MF1, Ser 2021-FL7, Cl A
5.550%, ICE LIBOR USD 1 Month + 1.080%, 10/16/36 (B) (D)	510,000	493,544
MVW, Ser 2021-1WA, Cl A
1.140%, 01/22/41 (D)	305,630	279,218
MVW, Ser 2022-1A, Cl A
4.150%, 11/21/39 (D)	322,262	311,657
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/42 (D)	66,135	64,886
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (D)	41,233	38,446

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/69 (D)	$417,968	$379,495
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/69 (D)	136,840	119,995
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/70 (D)	250,331	223,048
Navient Private Education Refi Loan Trust, Ser 2022-BA, Cl A
4.160%, 10/15/70 (D)	451,999	438,309
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/62 (D)	647,616	580,583
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
5.216%, ICE LIBOR USD 1 Month + 0.710%, 12/25/33 (B)	8,966	8,662
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (D)	66,691	64,691
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/38 (D)	127,231	122,503
Santander Consumer Auto Receivables Trust, Ser 2021- AA, Cl A3
0.330%, 10/15/25 (D)	697,670	686,077
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/26	595,000	581,695
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/26	560,000	551,110
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/26	915,000	904,893
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	45,323	43,462
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	598,412	553,912
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/32	325,000	322,008
Scholar Funding Trust, Ser 2011-A, Cl A
5.702%, ICE LIBOR USD 3 Month + 0.900%, 10/28/43 (B) (D)	334,300	327,170

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
6.192%, ICE LIBOR USD 3 Month + 1.400%, 04/15/31 (B) (D)	$271,509	$270,481
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
5.099%, ICE LIBOR USD 3 Month + 0.330%, 03/15/24 (B)	1,754	1,750
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (D)	389,050	348,222
SMB Private Education Loan Trust, Ser 2021-B, Cl B
2.650%, 07/17/51 (D)	295,000	242,632
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/53 (D)	514,956	465,167
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/43 (D)	237,769	202,189
South Carolina Student Loan, Ser 2015-A, Cl A
6.006%, ICE LIBOR USD 1 Month + 1.500%, 01/25/36 (B)	492,855	493,149
Southwick Park CLO, Ser 2021-4A, Cl A1R
5.868%, ICE LIBOR USD 3 Month + 1.060%, 07/20/32 (B) (D)	1,490,000	1,473,522
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (D)	480,417	469,840
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/45 (D)	300,000	272,995
Strata CLO II, Ser 2021-1A, Cl A1
6.398%, ICE LIBOR USD 3 Month + 1.590%, 10/20/33 (B) (D)	1,100,000	1,091,457
STWD, Ser 2019-FL1, Cl A
5.677%, TSFR1M + 1.194%, 07/15/38 (B) (D)	279,874	278,605
Tesla Auto Lease Trust, Ser 2021-B, Cl B
0.910%, 09/22/25 (D)	925,000	869,260
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (B) (D)	263,314	258,504
United States Small Business Administration, Ser 2022- 25F, Cl 1
4.010%, 06/01/47	495,500	483,816
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/29 (D)	45,295	44,830

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
6.302%, ICE LIBOR USD 3 Month + 1.510%, 07/16/31 (B) (D)	$555,000	$553,021

TOTAL ASSET-BACKED SECURITIES (Cost $24,007,511)		22,828,741

MUNICIPAL BONDS — 0.3%

GEORGIA — 0.3%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
7.055%, 04/01/57	204,000	219,203
6.637%, 04/01/57	616,000	701,292

TOTAL MUNICIPAL BONDS (Cost $1,192,490)		920,495

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
7.500%, 02/02/34	555,000	548,454

TOTAL SOVEREIGN DEBT (Cost $555,000)		548,454

LOAN PARTICIPATION — 0.0%

Sungard AS New Holdings III LLC, Initial Loan (2020), 1st Lien
8.500%, 07/01/24	4,361	2,965

TOTAL LOAN PARTICIPATION (Cost $4,347)		2,965

COMMON STOCK — 0.0%

	Shares
INFORMATION TECHNOLOGY — 0.0%
Sungard AS *	190	2

TOTAL COMMON STOCK (Cost $4,750)		2

TOTAL INVESTMENTS — 102.4% (Cost $304,145,359)		$284,661,972

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2023 (Unaudited)

Open futures contracts held by the Fund at January 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
U.S. 5-Year
Treasury Notes	37	Mar-2023	$4,057,651	$4,041,961	$(15,690)
U.S. 10-Year
Treasury Notes	21	Mar-2023	2,406,844	2,404,828	(2,016)

			$6,464,495	$6,446,789	$(17,706)

Percentages are based on Net Assets of $277,888,440.

*	Non-income producing security.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Securities considered illiquid. The total value of such securities as of January 31, 2023 was $143 and represented 0.0% of Net Assets.

(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2023 was $56,007,145 and represents 20.2% of Net Assets.

(E)	Perpetual security with no stated maturity date.

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced

TSFR1M — One Month Term SOFR

UMBS — Uniform Mortgage-Backed Security

USD — U.S. Dollar

MIM-QH-001-0500